Consolidated Statement of Mezzanine Equity and Shareholders' (Deficit) Equity/Members' Deficit - USD ($) $ in Thousands	Total	Members' Investment and Mezzanine Equity Trilogy International Partners LLC	Accumulated Deficit	Accumulated Deficit Trilogy International Partners LLC	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Trilogy International Partners LLC	Noncontrolling Interests	Noncontrolling Interests Trilogy International Partners LLC	Common Stock	Additional Paid-in Capital
Balance at Dec. 31, 2016	$ (148,885)	$ 372,558		$ (598,141)		$ 6,151		$ 70,547
Trilogy LLC loan conversion		(4,528)				98		4,430
Net income (loss)	(1,066)			(2,703)				1,637
Other comprehensive income (loss)	6,395					4,126		2,269
Member contribution	1,400	1,400
Changes in noncontrolling interests	143							143
Balance at Feb. 06, 2017	(142,013)	369,430		(600,844)		10,375		79,026
Balance at Dec. 31, 2016	$ (148,885)	372,558		(598,141)		6,151		70,547
Dividend declared, shares	17,416
Net income (loss)	$ (30,058)
Other comprehensive income (loss)	3,304
Balance at Dec. 31, 2017	6,190		$ (53,259)		$ 6,059		$ 53,390
Balance ( in shares) at Dec. 31, 2017									53,815,631
Balance at Feb. 06, 2017	(142,013)	369,430		(600,844)		10,375		79,026
Share exchange with 2degrees noncontrolling interests	(1,400)	4,785				1,528		(7,713)
Sale of common shares, value	202,159									$ 202,159
Sale of common shares									44,177,149
Purchase of Trilogy LLC units by TIP Inc., net of issuance costs	(7,838)	191,449								(199,287)
Initial allocation of noncontrolling interest of Trilogy LLC Class C units (redeemable units)		$ (565,664)	(15,780)	$ 600,844	6,311	$ (11,903)	60,377	$ (71,313)		(2,872)
Share purchase warrants reclassified to liability	(15,298)		(15,298)
Dividends declared and paid	(537)		(662)							125
Dividend declared, shares									17,416
Equity-based compensation	3,475						1,764			1,711
Net income (loss)	(28,992)		(15,337)				(13,655)
Other comprehensive income (loss)	(3,091)				(1,489)		(1,602)
Redemption of Trilogy LLC Class C units and other	(275)		(6,182)		1,237		6,506			(1,836)
Redemption of Trilogy LLC Class C units and other									9,621,066
Balance at Dec. 31, 2017	6,190		(53,259)		6,059		53,390
Balance ( in shares) at Dec. 31, 2017									53,815,631
Dividends declared and paid	$ (7,573)		(851)				(6,837)			115
Dividend declared, shares	34,734								34,734
Equity-based compensation	$ 5,985						2,635			3,350
Net income (loss)	(31,730)		(20,205)				(11,525)
Other comprehensive income (loss)	(6,338)				(2,906)		(3,432)
Issuance of shares related to RSUs, redemption of Trilogy LLC Class C units and other	(150)		(994)		275		3,748			(3,179)
Issuance of shares related to RSUs, redemption of Trilogy LLC Class C units and other									3,863,471
Balance at Dec. 31, 2018	$ (33,616)		(75,309)		3,428		37,979			286
Balance ( in shares) at Dec. 31, 2018	57,713,836								57,713,836
Cumulative effect of accounting changes	$ 4,385		2,158				2,227
Dividends declared and paid	$ (8,437)		(861)				(7,685)			109
Dividend declared, shares	72,557								72,557
Equity-based compensation	$ 4,042						567			3,475
Net income (loss)	24,022		2,878				21,144
Other comprehensive income (loss)	1,955				987		968
Issuance of shares related to RSUs, redemption of Trilogy LLC Class C units and other	(143)						288			(431)
Issuance of shares related to RSUs, redemption of Trilogy LLC Class C units and other									665,538
Balance at Dec. 31, 2019	$ (7,792)		$ (71,134)		$ 4,415		$ 55,488			$ 3,439
Balance ( in shares) at Dec. 31, 2019	58,451,931								58,451,931